SHAREHOLDERS' EQUITY (Summary Of Employee Options Activity) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Number of options
Outstanding, balance		10,677,833
Granted		1,185,869
Exercised		(3,330,951)
Forfeited		(165,157)
Outstanding, balance		8,367,594	10,677,833
Exercisable options at the end of the year		4,643,372
Options vested and expected to vest at the end of the year		8,171,228
Weighted average exercise price
Outstanding, weighted average exercise price		$ 6.68
Granted, weighted average exercise price		22.44
Exercised, weighted average exercise price		4.07
Forfeited, weighted average exercise price		15.79
Outstanding, weighted average exercise price		9.76	$ 6.68
Exercisable, weighted average exercise price		6.93
Options vested and expected to vest at the end of the year		$ 9.62
Additional Disclosures
Outstanding, weighted average remaining contractual term		6 years 8 months 1 day	7 years 1 month 2 days
Exercisable, weighted average remaining contractual term		5 years 9 months 29 days
Options vested and expected to vest, weighted average remaining contractual term		6 years 7 months 21 days
Outstanding at the beginning of the year, aggregate intrinsic value		$ 172,751
Exercisable, aggregate intrinsic value		174,680
Options vested and expected to vest at the end of the year, aggregate intrinsic value	[1]	$ 285,408

[1]	Represents intrinsic value of 8,159,062 vested and expected to vest options that are in-the-money as of December 31, 2016. The remaining 12,166 vested and expected to vest options are out of the money as of December 31, 2016 and their intrinsic value was considered as zero.